ATLAS FUNDS

SUPPLEMENT DATED JANUARY 2, 2004 TO
PROSPECTUS DATED MAY 1, 2003

REORGANIZATION THE COMPANY FROM ATLAS ASSETS, INC. TO ATLAS FUNDS

At a special meeting of stockholders of all of the funds which comprise Atlas Assets, Inc., (the "Company") held on November 12, 2003, a resolution was approved to change the domicile of the Company from Maryland to Delaware and reorganize from a Maryland corporation to a Delaware statutory trust. This change became effective on or about January 2, 2004. Any indication in the current prospectus regarding the name of the Company is hereby amended accordingly.

IN GENERAL

In the existing prospectus, each fund explains its "Investment Objective" and "Strategy." The "Investment Objective" is fundamental to each fund and can not be changed without the approval of a majority of the funds' shareholders. On the other hand a fund's "Strategy" is not fundamental and may be changed without shareholder approval, but shareholders must be notified within 60 days of any change in a fund's Strategy.

ATLAS BALANCED FUND

The "Strategy" section is amended to clarify that the stock portion of fund is invested in companies which, at the time of purchase, have a market capitalization of one billion dollars or greater and that at least 25% of the Fund will be invested in stocks at all times.

In addition, the second paragraph of the "Risks" section is amended by adding the following sentence: "Bonds held by the Fund could default or have their credit ratings lowered, potentially reducing the Fund's share price and income.

Also, the table disclosing the fund's "Expenses" is amended to disclose that Atlas Advisers, Inc. has contractually agreed to reduce fund expenses so that they do not exceed 1.35% through 12/31/2004. This represents a 0.07% increase from 2003.

ATLAS EMERGING GROWTH FUND

The "Risks" section of the disclosure regarding this fund is amended by deleting the reference to concentration in the technology sector. At this time and for the foreseeable future, it is anticipated that this fund will not be concentrated in any particular industry.

Also, the table disclosing the fund's "Expenses" is amended to disclose that Atlas Advisers, Inc. has contractually agreed to reduce fund expenses so that they do not exceed 1.74% through 12/31/2004. This represents a 0.03% increase from 2003.

FUND OF FUNDS

The table disclosing the fund's "Expenses" is amended to disclose that Atlas Advisers, Inc. has contractually agreed to reduce fund expenses so that they do not exceed 0.90% through 12/31/2004. This represents a 0.17% increase from 2003. In addition, the "Expenses" section is further amended to disclose that this fund also pays a portion of the expenses of the underlying Atlas Funds which make up its portfolio. The amount of these expenses changes depending on the make up of the portfolio at any particular time. As of October 31, 2003, the amount of these imputed expenses was 1.17% of average net assets.

Also, the section disclosing this fund's "Risks" is amended by including disclosure to direct the attention of the reader to other areas of this prospectus that provide specific information about each fund included in this fund's portfolio.

GLOBAL GROWTH FUND

A Redemption Fee of 2% will be applied to shares of the Atlas Global Growth Fund that are redeemed within 60 days of their purchase. The Fund's management has instituted this fee to discourage the short term trading of the Fund's shares. Short term trading disrupts the long term focus of the Fund's investment program, and also increases the Fund's operating expenses which are, in turn borne by its long term shareholders. This fee will be retained by the Fund to help offset the expenses incurred due to short term trading and to benefit the Fund's long-term shareholders.

Shares you have held the longest will always be redeemed first. Although the Funds have a goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the fee. Further, the Funds may not apply the redemption fee to certain types of redemptions that do not indicate market timing strategies, such as redemtpions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary) or redemptions initiated by the Funds. The Fee does not apply to shares purchased through reinvested dividends or capital gains.

GROWTH AND INCOME FUND CHANGES ITS NAME TO: GROWTH OPPORTUNITIES FUND

At a special meeting of stockholders of Atlas Growth and Income Fund held on November 12, 2003, the stockholders approved a resolution to change the investment objective of this fund to long term capital appreciation without any consideration for current income. Consistent with this action, the stockholders also approved a change in the fund's name to Atlas Growth Opportunities Fund. Any reference contained in the current prospectus regarding this fund and its investment objective is hereby amended accordingly.

S&P 500 INDEX FUND

The table disclosing the fund's "Expenses" is amended to disclose that Atlas Advisers, Inc. has contractually agreed to reduce fund expenses so that they do not exceed 0.50% through 12/31/2004. This represents no change from 2003.

VALUE FUND

The table disclosing the fund's "Expenses" is amended to disclose that Atlas Advisers, Inc. has contractually agreed to reduce fund expenses so that they do not exceed 1.40% through 12/31/2004. This represents an increase of 0.01% from 2003.

AMERICAN ENTERPRISE BOND FUND

The disclosure in the "Strategy Section" is amended by changing any reference to "debt securities" to "bonds."

The table disclosing the fund's "Expenses" is amended to disclose that Atlas Advisers, Inc. has contractually agreed to reduce fund expenses so that they do not exceed 0.00% through 12/31/2004. This represents a decrease of 0.75% from 2003.


STRATEGIC INCOME FUND

The disclosure in the "Strategy Section" is amended by changing any reference to "high yield securities" to "high yield-high risk securities."

U.S. GOVERNMENT AND MORTGAGE SECURITIES FUND

The "Risks" section is amended to disclose that: "Payment of principal and interest on mortgage-backed obligations of the Government National Mortgage Association is backed by the full faith and the United States. Mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are neither issued nor guaranteed by the U.S. Treasury, and there can be no assurance that the U.S. Government would provide financial supports to these issuers. In addition, under normal circumstances, at least 80% of the funds assets will be invested in U.S. Government and mortgage backed securities.

CALIFORNIA MUNICIPAL MONEY FUND

The table disclosing the fund's "Expenses" is amended to disclose that Atlas Advisers, Inc. has contractually agreed to reduce fund expenses so that they do not exceed 0.60% through 12/31/2004. This represents no change from 2003.

MONEY MARKET FUND


The table disclosing the fund's "Expenses" is amended to disclose that Atlas Advisers, Inc. has contractually agreed to reduce fund expenses so that they do not exceed 0.20% through 12/31/2004. This represents an increase of 0.20% from 2003.


U.S. TREASURY MONEY FUND

The table disclosing the fund's "Expenses" is amended to disclose that Atlas Advisers, Inc. has contractually agreed to reduce fund expenses so that they do not exceed 0.76% through 12/31/2004. This represents a decrease of 0.02% from 2003.


FUND MANAGEMENT

The Adviser and Portfolio Manager section of the Prospectus is amended with regard to "Growth Opportunities Fund" (formerly named "Growth and Income Fund") as follows:

    "The fund is managed by two investment teams, each solely managing one component of the fund -- either Growth or Value. The total team of 20 is comprised of analysts, sector specialists and portfolio managers."

and with regard to U.S. Treasury Money Fund; references to Mr. Dewald are hereby deleted due to his resignation from World Savings. Mr. Stare has assumed Mr. Dewald's responsibilities effective January 2, 2004.


BACK COVER OF THE PROSPECTUS

The back cover of this prospectus is amended to include the following information:

"Information about the Company can be reviewed and copied at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the Commission at 1.202.942.8090. Reports and other information about the Company are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of the same information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102."

DOING BUSINESS WITH ATLAS

The Company's transfer agent is required by law to obtain certain personal information from you or a person acting on your behalf in order to verify your or such person's identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or believes it has identified potentially criminal activity, the Company and Distributor reserve the right to close your account or take such other action they deem reasonable or required by law.

UPDATED FINANCIAL INFORMATION(1)

To financial highlights table beginning or page 30, the following information for the six months ended June 30, 2003 is added. This information has been provided by the Company.

                                                                           SIX MONTHS ENDED 6/30 (UNAUDITED)
                                                            ------------------------------------------------------------------
                                                                                EMERGING                            GLOBAL
                                                            BALANCED FUND     GROWTH FUND      FUND OF FUNDS      GROWTH FUND
                                                            -------------    -------------     -------------     -------------
  Net asset value, beginning of period                          $   8.93         $   8.94        $   8.71          $  12.75
                                                                --------         --------        --------          --------
INCOME FROM INVESTMENT OPERATIONS:(5)
  Net investment income (loss)                                      0.04            (0.05)           0.03              0.04
  Net realized and unrealized gain (loss) on investments            0.59             1.26            0.60              1.40
                                                                --------         --------        --------          --------
  Total from investment operations                                  0.63             1.21            0.63              1.44
                                                                --------         --------        --------          --------

LESS DISTRIBUTIONS:
  From net investment income                                       (0.04)            0.00            0.00              0.00
  From net capital gains                                            0.00             0.00            0.00              0.00
  In excess of realized gains                                       0.00             0.00            0.00              0.00
  Tax return of capital distribution                                0.00             0.00            0.00              0.00
                                                                --------         --------        --------          --------
  Total distributions                                              (0.04)            0.00            0.00              0.00
                                                                --------         --------        --------          --------
Net asset value, end of period                                  $   9.52         $  10.15        $   9.34          $  14.19
                                                                ========         ========        ========          ========
Total return(2)                                                     7.03%           13.53%           7.23%            11.29%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                             $ 26,994         $ 16,331        $  3,772          $ 99,702
  Ratio of expenses to average net assets:(3)(4)
    Before expense waivers and reimbursement                        1.34%            2.00%           1.34%             1.59%
    After expense waivers and reimbursement                         1.28%            1.71%           0.73%             1.59%
  Ratio of net investment income to average net assets(3)           0.84%           -1.08%           0.69%             0.65%
  Portfolio turnover rate                                          15.40%          223.40%          23.07%            29.26%

                                                                   GROWTH
                                                                OPPORTUNITIES      S&P 500         STRATEGIC
                                                                    FUND          INDEX FUND      GROWTH FUND      VALUE FUND
                                                                -------------    ------------    -------------    ------------
  Net asset value, beginning of period                            $  16.50        $   5.96         $   9.53         $   8.07
                                                                  --------        --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:(5)
  Net investment income (loss)                                       (0.01)           0.04            (0.02)            0.05
  Net realized and unrealized gain (loss) on investments              1.62            0.64             0.83             0.52
                                                                  --------        --------         --------         --------
  Total from investment operations                                    1.61            0.68             0.81             0.57
                                                                  --------        --------         --------         --------

LESS DISTRIBUTIONS:
  From net investment income                                          0.00            0.00             0.00             0.00
  From net capital gains                                              0.00            0.00             0.00             0.00
  In excess of realized gains                                         0.00            0.00             0.00             0.00
  Tax return of capital distribution                                  0.00            0.00             0.00             0.00
                                                                  --------        --------         --------         --------
  Total distributions                                                 0.00           0.00             0.00             0.00
                                                                  --------        --------         --------         --------
Net asset value, end of period                                    $  18.11        $   6.64         $  10.34         $   8.64
                                                                  ========        ========         ========         ========
Total return(2)                                                       9.77%          11.41%            8.50%            7.06%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                               $ 285,782       $ 32,402         $ 66,966         $  8,442
  Ratio of expenses to average net assets:(3)(4)
    Before expense waivers and reimbursement                          1.16%           1.16%            1.41%            1.52%
    After expense waivers and reimbursement                           1.16%           0.50%            1.41%            1.03%
  Ratio of net investment income to average net assets(3)            -0.12%           1.27%           -0.48%            0.93%
  Portfolio turnover rate                                            59.14%            N/A            16.23%          209.76%

(1)  Unaudited.
(2) Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.
(3)  Annualized when the period presented is less than one year.
(4) For the Atlas Fund of Funds, does not include expenses of the investment companies in which the Fund invests.
(5)  Per share information was calculated based on average shares.

                                                                AMERICAN     CALIFORNIA     NATIONAL
                                                               ENTERPRISE     MUNICIPAL    MUNICIPAL    STRATEGIC
                                                                BOND FUND     BOND FUND    BOND FUND   INCOME FUND
                                                              ------------  ------------  -----------  -----------
  Net asset value, beginning of period                          $  10.05      $  11.52      $  11.66     $   4.14
                                                                --------      --------      --------     --------
INCOME FROM INVESTMENT OPERATIONS:(5)
  Net investment income (loss)                                      0.05          0.22          0.21         0.11
  Net realized and unrealized (loss) gain on investments            0.07          0.14          0.20         0.26
                                                                --------      --------      --------     --------
  Total from investment operations                                  0.12          0.36          0.41         0.37
                                                                --------      --------      --------     --------

LESS DISTRIBUTIONS:
  From net investment income                                       (0.06)        (0.22)        (0.21)       (0.11)
  From net capital gains                                            0.00          0.00          0.00         0.00
  In excess of realized gains                                       0.00          0.00          0.00         0.00
  Tax return of capital distribution                                0.00          0.00          0.00         0.00
                                                                --------      --------      --------     --------
  Total distributions                                              (0.06)        (0.22)        (0.21)       (0.11)
                                                                --------      --------      --------     --------
Net asset value, end of period                                  $  10.11      $  11.66      $  11.86     $   4.40
                                                                ========      ========      ========     ========
Total return(2)                                                     1.05%         3.12%         3.52%        9.15%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                             $ 15,495      $336,168      $101,139     $207,107
  Ratio of expenses to average net assets:(3)
    Before expense waivers and reimbursement                        2.25%         0.92%         0.97%        1.35%
    After expense waivers and reimbursement                         0.00%         0.92%         0.97%        1.35%
  Ratio of net investment income to average net assets(3)           3.04%         3.58%         3.58%        5.28%
  Portfolio turnover rate                                           4.17%         1.86%         5.67%       73.57%(4)

                                                             U.S. GOVERNMENT   CALIFORNIA                     U.S.
                                                               AND MORTGAGE     MUNICIPAL       MONEY       TREASURY
                                                             SECURITIES FUND   MONEY FUND    MARKET FUND   MONEY FUND
                                                             ---------------  ------------  ------------  ------------
  Net asset value, beginning of period                          $  10.45        $   1.00      $   1.00       $   1.00
                                                                --------        --------      --------       --------
INCOME FROM INVESTMENT OPERATIONS:(5)
  Net investment income (loss)                                      0.18           0.003         0.006          0.002
  Net realized and unrealized (loss) gain on investments           (0.09)          0.000         0.000          0.000
                                                                --------        --------      --------       --------
  Total from investment operations                                  0.09           0.003         0.006          0.002
                                                                --------        --------      --------       --------

LESS DISTRIBUTIONS:
  From net investment income                                       (0.18)         (0.003)       (0.006)        (0.002)
  From net capital gains                                            0.00           0.000         0.000          0.000
  In excess of realized gains                                       0.00           0.000         0.000          0.000
  Tax return of capital distribution                                0.00           0.000         0.000          0.000
                                                                --------        --------      --------       --------
  Total distributions                                              (0.18)         (0.003)       (0.006)        (0.002)
                                                                --------        --------      --------       --------
Net asset value, end of period                                  $  10.36        $   1.00      $   1.00       $   1.00
                                                                ========        ========      ========       ========
Total return(2)                                                     0.86%           0.28%         0.65%          0.19%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                             $471,388        $ 27,441      $ 29,223       $ 38,395
  Ratio of expenses to average net assets:(3)
    Before expense waivers and reimbursement                        1.01%           0.94%         1.07%          0.54%
    After expense waivers and reimbursement                         1.01%           0.60%         0.00%          0.39%
  Ratio of net investment income to average net assets(3)           3.45%           0.55%         1.30%          0.39%
  Portfolio turnover rate                                          30.00%             --            --             --

(1)  Unaudited.
(2) Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.
(3)  Annualized when the period presented is less than one year.
(4)  Excludes the effect of short-term TBA security transactions.
(5)  Per share information was calculated based on average shares.